Schedule I: Condensed Financial Information of Registrant - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Intercompany revenue	$ 1,049,850	$ 1,096,086	$ 1,322,706
Selling, general, and administrative expenses	358,958	377,065	398,272
Total operating expenses	1,036,859	1,199,913	1,334,626
Income (loss) from operations	12,991	(103,827)	(11,920)
Interest expense, net	20,575	27,970	10,334
Tax receivable agreement liability adjustment	547	(100,223)	3,987
Loss before income taxes	(10,506)	(31,941)	(23,041)
Income tax (benefit) expense	4,564	132,497	(17,801)
Net loss	(15,070)	(164,438)	(5,240)
Parent Company
Segment Reporting Information [Line Items]
Intercompany revenue	148	226	564
Selling, general, and administrative expenses	13,803	10,812	16,941
Total operating expenses	13,803	10,812	16,941
Income (loss) from operations	(13,655)	(10,586)	(16,377)
Interest expense, net	(387)	(321)	(168)
Tax receivable agreement liability adjustment	(547)	100,223	(3,987)
Equity in net income (loss) of subsidiaries	(186)	(114,697)	(8,040)
Loss before income taxes	(14,775)	(25,381)	(28,572)
Income tax (benefit) expense	(57)	128,698	(20,537)
Net loss	$ (14,718)	$ (154,079)	$ (8,035)